INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8.    INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31,
	2020	2019
	US$	US$

Cryptocurrencies	1,218,633	1,208,340
Less: Accumulated impairment	(835,344)	—
Intangible assets, Net	383,289	1,208,340

The movement of intangible assets for the year ended December 31, 2019 and 2020 is as follows:

		As of December 31,
		2020	2019
		US$	US$
Balance as of January 1, 2020		1,208,340	—
Addition: received Cryptocurrencies payments	(i)	17,863	1,200,000
Purchase		—	10,402
Deduction: Payment made by Cryptocurrencies	(ii)	(6,923)	—
Deduction: disposal of Cryptocurrencies		(647)	(2,062)
Impairment	(iii)	(835,344)	—
Balance as of December 31, 2020		383,289	1,208,340

(i)	The Group received Cryptocurrencies as payments, the fair market at the date the Cryptocurrencies were received was $17,863.

(ii)	During the year ended 2020, the Group borrowed Cryptocurrencies to pay some of marketing expenses. The fair market value at the date the cryptocurrencies were used to pay the expenses was $6,923.

(iii)

At the year end, or more frequently when events or changes in circumstances indicate that it might be impaired in accordance with ASC350, “Intangibles-Goodwill and Other”, the Group is required to perform impairment tests. The group performed the digital assets impairment test on June 30,2020 and record an impairment loss of $835,344.